IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2018
Schedule of Probability Of Default Risk Ranges

The following table maps PD ranges to risk levels:

Risk Assessment	PD Segment	PD Range
Low Risk	1	0.00 to 0.15%
Normal Risk	2 3	0.16 to 0.41 0.42 to 1.10
Medium Risk	4 5	1.11 to 2.93 2.94 to 4.74
High Risk	6 7 8	4.75 to 7.59 7.60 to 18.20 18.21 to 99.99
Default	9	100.00

Credit Risk Exposures Subject to the TSA	The Bank applies the following risk weights to on-balance sheet exposures under TSA:

Sovereign	0%[1]
Bank	20%[1]
Corporate	100%

[1]	The risk weight may vary according to the external risk rating.

Portfolio Market Risk Measures
(millions of Canadian dollars)	2018				2017
	As at	Average	High	Low	As at	Average	High	Low
Interest rate risk	$14.2	$14.0	$25.7	$5.3	$6.9	$14.2	$34.9	$6.2
Credit spread risk	17.2	11.8	18.2	7.7	7.6	8.9	11.8	6.0
Equity risk	6.1	7.2	12.9	4.0	8.5	8.9	12.3	5.8
Foreign exchange risk	8.7	4.4	8.7	2.2	2.7	4.3	7.9	2.2
Commodity risk	3.0	2.6	6.8	1.3	2.3	1.3	2.5	0.7
Idiosyncratic debt specific risk	17.2	16.5	22.4	11.3	10.1	14.1	17.9	10.1
Diversification effect[1]	(41.9)	(32.7)	n/m2	n/m	(23.0)	(30.3)	n/m	n/m
Total Value-at-Risk (one-day)	24.5	23.8	33.1	16.9	15.1	21.4	36.4	15.1
Stressed Value-at-Risk (one-day)	54.2	49.8	84.8	28.8	40.9	39.3	51.1	28.1
Incremental Risk Capital Charge (one-year)	237.1	205.8	269.8	156.2	190.8	242.9	330.2	171.3

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Sensitivity of After-tax Economic Value at Risk by Currency

(millions of Canadian dollars)		October 31, 2018		October 31, 2017
Currency	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
Canadian dollar	$(41)	$(17)	$(24)	$(43)
U.S. dollar	(197)	19	(211)	(182)
	$(238)	$2	$(235)	$(225)

Sensitivity of Pre-Tax Economic Value at Risk by Currency

(millions of Canadian dollars)		October 31, 2018		October 31, 2017
Currency	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
Canadian dollar	$(49)	$49	$(9)	$9
U.S. dollar	(24)	(163)	125	(161)
	$(73)	$(114)	$116	$(152)

Summary of Liquid Assets by Type and Currency

(millions of Canadian dollars, except as noted)		As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
		October 31, 2018
Cash and due from banks	$3,002	$–	$3,002	1%	$1,098	$1,904
Canadian government obligations	18,256	63,463	81,719	14	47,572	34,147
NHA MBS	39,649	42	39,691	6	3,057	36,634
Provincial government obligations	12,720	19,241	31,961	5	23,651	8,310
Corporate issuer obligations	6,622	3,767	10,389	2	3,769	6,620
Equities	10,554	1,637	12,191	2	6,028	6,163
Other marketable securities and/or loans	2,655	349	3,004	1	277	2,727
Total Canadian dollar-denominated	93,458	88,499	181,957	31	85,452	96,505
Cash and due from banks	24,046	–	24,046	4	28	24,018
U.S. government obligations	30,163	37,691	67,854	12	32,918	34,936
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	47,150	927	48,077	8	7,522	40,555
Other sovereign obligations	56,034	45,912	101,946	18	41,993	59,953
Corporate issuer obligations	78,160	1,576	79,736	14	7,234	72,502
Equities	33,514	37,666	71,180	12	32,206	38,974
Other marketable securities and/or loans	4,786	4	4,790	1	191	4,599
Total non-Canadian dollar-denominated	273,853	123,776	397,629	69	122,092	275,537
Total	$367,311	$212,275	$579,586	100%	$207,544	$372,042

		October 31, 2017
Cash and due from banks	$2,202	$–	$2,202	–%	$421	$1,781
Canadian government obligations	15,524	46,203	61,727	12	35,522	26,205
NHA MBS	37,178	45	37,223	7	3,888	33,335
Provincial government obligations	9,865	15,346	25,211	5	18,177	7,034
Corporate issuer obligations	4,348	3,362	7,710	2	1,173	6,537
Equities	9,634	2,518	12,152	2	4,930	7,222
Other marketable securities and/or loans	1,977	222	2,199	–	133	2,066
Total Canadian dollar-denominated	80,728	67,696	148,424	28	64,244	84,180
Cash and due from banks	44,886	–	44,886	9	42	44,844
U.S. government obligations	30,758	33,090	63,848	12	32,074	31,774
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	43,703	494	44,197	8	9,560	34,637
Other sovereign obligations	55,272	62,720	117,992	22	39,233	78,759
Corporate issuer obligations	62,867	1,945	64,812	12	6,101	58,711
Equities	21,230	21,124	42,354	8	16,741	25,613
Other marketable securities and/or loans	5,556	1,374	6,930	1	80	6,850
Total non-Canadian dollar-denominated	264,272	120,747	385,019	72	103,831	281,188
Total	$345,000	$188,443	$533,443	100%	$168,075	$365,368
[1]	Positions stated include gross asset values pertaining to secured borrowing/lending and reverse-repurchase/repurchase businesses.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidaries, and Branches

(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
The Toronto-Dominion Bank (Parent)	$136,544	$111,797
Bank subsidiaries	217,565	217,098
Foreign branches	17,933	36,473
Total	$372,042	$365,368
[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.

Summary of Deposit Funding

(millions of Canadian dollars)	As at
	October 31, 2018	October 31, 2017
P&C deposits – Canadian Retail	$359,473	$350,446
P&C deposits – U.S. Retail	346,624	336,302
Other deposits	36	99
Total	$706,133	$686,847

Summary of Remaining Contractual Maturity
(millions of Canadian dollars)	As at
	October 31, 2018
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$4,733	$2	$–	$–	$–	$–	$–	$–	$–	$4,735
Interest-bearing deposits with banks	28,332	924	154	21	16	–	–	–	1,273	30,720
Trading loans, securities, and other[2]	1,971	5,244	2,111	3,653	3,998	9,683	25,772	25,895	49,570	127,897
Non-trading financial assets at fair value through profit or loss	–	12	99	460	906	227	841	848	622	4,015
Derivatives	7,343	9,263	5,275	3,276	2,321	7,130	12,436	9,952	–	56,996
Financial assets designated at fair value through profit or loss	30	95	535	243	90	297	1,532	796	–	3,618
Financial assets at fair value through other comprehensive income	1,111	4,214	4,150	5,354	3,962	19,777	57,922	31,936	2,174	130,600
Debt securities at amortized cost, net of allowance for credit losses	881	2,577	3,010	3,594	4,059	8,103	34,032	50,990	(75)	107,171
Securities purchased under reverse repurchase agreements	77,612	30,047	14,426	3,807	1,458	29	–	–	–	127,379
Loans
Residential mortgages	908	3,234	6,614	11,166	11,061	43,063	113,852	35,293	–	225,191
Consumer instalment and other personal	753	1,332	2,628	3,724	4,131	14,313	56,632	26,321	62,245	172,079
Credit card	–	–	–	–	–	–	–	–	35,018	35,018
Business and government	23,052	4,320	5,539	7,131	9,269	19,637	67,922	59,251	21,533	217,654
Total loans	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	118,796	649,942
Allowance for loan losses	–	–	–	–	–	–	–	–	(3,549)	(3,549)
Loans, net of allowance for loan losses	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	115,247	646,393
Customers' liability under acceptances	14,984	2,145	132	6	–	–	–	–	–	17,267
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,445	8,445
Goodwill[3]	–	–	–	–	–	–	–	–	16,536	16,536
Other intangibles[3]	–	–	–	–	–	–	–	–	2,459	2,459
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,324	5,324
Deferred tax assets	–	–	–	–	–	–	–	–	2,812	2,812
Amounts receivable from brokers, dealers, and clients	26,940	–	–	–	–	–	–	–	–	26,940
Other assets	3,432	854	1,926	120	142	136	301	90	8,595	15,596
Total assets	$192,082	$64,263	$46,599	$42,555	$41,413	$122,395	$371,242	$241,372	$212,982	$1,334,903
Liabilities
Trading deposits	$16,145	$37,337	$31,081	$12,954	$11,739	$1,183	$3,260	$1,005	$–	$114,704
Derivatives	6,195	8,684	4,230	3,103	2,263	5,510	9,282	9,003	–	48,270
Securitization liabilities at fair value	–	981	194	661	272	1,822	6,719	1,969	–	12,618
Deposits[4,5]
Personal	4,330	7,094	7,541	6,245	7,718	10,222	9,876	38	424,580	477,644
Banks	6,499	1,941	255	24	54	–	3	8	7,928	16,712
Business and government	18,840	19,337	7,033	9,984	11,299	21,345	54,780	8,000	206,465	357,083
Total deposits	29,669	28,372	14,829	16,253	19,071	31,567	64,659	8,046	638,973	851,439
Acceptances	14,986	2,145	132	6	–	–	–	–	–	17,269
Obligations related to securities sold short[2]	2,621	3,679	1,500	387	904	4,330	13,771	11,474	812	39,478
Obligations related to securities sold under repurchase agreements	73,759	15,508	3,516	428	108	43	27	–	–	93,389
Securitization liabilities at amortized cost	22	1,240	625	503	575	2,496	6,232	2,990	–	14,683
Amounts payable to brokers, dealers, and clients	28,385	–	–	–	–	–	–	–	–	28,385
Insurance-related liabilities	213	294	353	309	310	937	1,624	903	1,755	6,698
Other liabilities[6]	2,926	2,636	538	1,326	1,394	2,205	2,308	153	5,704	19,190
Subordinated notes and debentures	–	–	–	–	–	–	–	8,740	–	8,740
Equity	–	–	–	–	–	–	–	–	80,040	80,040
Total liabilities and equity	$174,921	$100,876	$56,998	$35,930	$36,636	$50,093	$107,882	$44,283	$727,284	$1,334,903
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$18,339	$16,728	$17,217	$13,098	$9,152	$25,691	$101,120	$4,034	$2,663	$208,042
Operating lease commitments	79	159	240	237	233	902	2,188	3,229	–	7,267
Other purchase obligations	41	146	109	106	106	366	641	128	–	1,643
Unconsolidated structured entity commitments	–	1,079	940	329	–	7	408	–	–	2,763
Total off-balance sheet commitments	$18,459	$18,112	$18,506	$13,770	$9,491	$26,966	$104,357	$7,391	$2,663	$219,715

[1]

Balances as at October 31, 2018 are prepared in accordance with IFRS 9. Prior period comparatives have not been restated. Refer to Note 4 of the 2018 Consolidated Financial Statements for further details.

[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]

Includes $36 billion of covered bonds with remaining contractual maturities of $1 billion in '3 months to 6 months', $3 billion in '6 months to 9 months', $2 billion in '9 months to 1 year', $5 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[6]

Includes $60 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $6 million in '6 months to 9 months', $6 million in '9 months to 1 year', $12 million in 'over 1 to 2 years', $17 million in 'over 2 to 5 years', and $5 million in 'over 5 years'.

[7]	Includes $205 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

(millions of Canadian dollars)	As at
	October 31, 2017
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$3,971	$–	$–	$–	$–	$–	$–	$–	$–	$3,971
Interest-bearing deposits with banks	49,825	742	13	6	7	–	–	–	592	51,185
Trading loans, securities, and other[2]	721	3,433	3,178	4,090	4,007	9,092	22,611	17,669	39,117	103,918
Derivatives	6,358	7,744	5,016	2,379	2,657	6,790	13,500	11,751	–	56,195
Financial assets designated at fair value through profit or loss	232	269	402	353	233	370	1,059	897	217	4,032
Available-for-sale securities	652	4,020	1,794	3,867	3,121	15,622	72,964	42,083	2,288	146,411
Held-to-maturity securities	83	824	2,709	2,583	1,874	12,805	22,697	27,788	–	71,363
Securities purchased under reverse repurchase agreements	84,880	33,930	11,433	3,068	1,086	24	8	–	–	134,429
Loans
Residential mortgages	905	2,677	8,869	16,042	13,264	36,284	109,260	34,778	–	222,079
Consumer instalment and other personal	701	1,342	3,329	3,760	3,315	12,902	44,850	25,651	61,251	157,101
Credit card	–	–	–	–	–	–	–	–	33,007	33,007
Business and government	20,255	7,351	7,079	7,155	9,621	14,623	59,870	59,107	15,917	200,978
Debt securities classified as loans	–	15	–	2	16	31	248	2,897	–	3,209
Total loans	21,861	11,385	19,277	26,959	26,216	63,840	214,228	122,433	110,175	616,374
Allowance for loan losses	–	–	–	–	–	–	–	–	(3,783)	(3,783)
Loans, net of allowance for loan losses	21,861	11,385	19,277	26,959	26,216	63,840	214,228	122,433	106,392	612,591
Customers' liability under acceptances	14,822	2,372	96	5	2	–	–	–	–	17,297
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	7,784	7,784
Goodwill[3]	–	–	–	–	–	–	–	–	16,156	16,156
Other intangibles[3]	–	–	–	–	–	–	–	–	2,618	2,618
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,313	5,313
Deferred tax assets	–	–	–	–	–	–	–	–	2,497	2,497
Amounts receivable from brokers, dealers, and clients	29,971	–	–	–	–	–	–	–	–	29,971
Other assets	2,393	600	1,052	104	99	138	298	140	8,440	13,264
Total assets	$215,769	$65,319	$44,970	$43,414	$39,302	$108,681	$347,365	$222,761	$191,414	$1,278,995
Liabilities
Trading deposits	$10,349	$20,834	$25,071	$7,192	$12,820	$1,494	$1,469	$711	$–	$79,940
Derivatives	5,307	7,230	4,587	2,200	1,981	6,868	11,111	11,930	–	51,214
Securitization liabilities at fair value	4	1,118	139	709	–	1,832	5,966	2,989	–	12,757
Deposits[4,5]
Personal	4,538	6,472	6,424	6,619	6,740	9,487	10,162	65	417,648	468,155
Banks	12,375	4,766	1,354	16	91	3	–	11	7,271	25,887
Business and government	23,899	18,868	15,492	4,488	6,392	15,783	43,465	14,555	195,840	338,782
Total deposits	40,812	30,106	23,270	11,123	13,223	25,273	53,627	14,631	620,759	832,824
Acceptances	14,822	2,372	96	5	2	–	–	–	–	17,297
Obligations related to securities sold short[2]	1,348	3,003	770	624	765	3,948	11,677	11,921	1,426	35,482
Obligations related to securities sold under repurchase agreements	72,361	11,057	4,826	219	20	64	44	–	–	88,591
Securitization liabilities at amortized cost	48	668	1,062	708	1,264	3,060	6,287	2,979	–	16,076
Amounts payable to brokers, dealers, and clients	32,851	–	–	–	–	–	–	–	–	32,851
Insurance-related liabilities	123	182	294	338	417	926	1,738	1,097	1,660	6,775
Other liabilities[6]	3,551	2,352	1,826	255	1,290	2,934	1,557	814	5,891	20,470
Subordinated notes and debentures	–	–	–	–	–	–	–	9,528	–	9,528
Equity	–	–	–	–	–	–	–	–	75,190	75,190
Total liabilities and equity	$181,576	$78,922	$61,941	$23,373	$31,782	$46,399	$93,476	$56,600	$704,926	$1,278,995
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,208	$15,961	$14,402	$10,536	$7,934	$22,423	$85,183	$3,228	$2,325	$181,200
Operating lease commitments	79	158	236	234	232	881	2,115	3,505	–	7,440
Other purchase obligations	24	102	79	59	52	224	318	–	–	858
Unconsolidated structured entity commitments	696	494	228	344	408	724	–	–	–	2,894
Total off-balance sheet commitments	$20,007	$16,715	$14,945	$11,173	$8,626	$24,252	$87,616	$6,733	$2,325	$192,392

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]	Includes $29 billion of covered bonds with remaining contractual maturities of $2 billion in 'over 1 to 2 years', $19 billion in 'over 2 to 5 years', and $8 billion in 'over 5 years'.
[6]

Includes $89 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $7 million in '6 months to 9 months', $7 million in '9 months to 1 year', $26 million in 'over 1 to 2 years', $25 million in 'over 2 to 5 years', and $10 million in 'over 5 years'.

[7]	Includes $123 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

Borrower risk rating [member]
Schedule of BRR Scale Aligned to External Ratings

TD's 21-point BRR scale broadly aligns to external ratings as follows:

Description	Rating Category	Standard & Poor's	Moody's Investor Services
Investment grade	0 to 1C	AAA to AA-	Aaa to Aa3
	2A to 2C	A+ to A-	A1 to A3
	3A to 3C	BBB+ to BBB-	Baa1 to Baa3
Non-investment grade	4A to 4C	BB+ to BB-	Ba1 to Ba3
	5A to 5C	B+ to B-	B1 to B3
Watch and classified	6 to 8	CCC+ to CC and below	Caa1 to Ca and below
Impaired/default	9A to 9B	Default	Default